BLACKROCK ALLOCATION TARGET SHARES

BATS: Series C Portfolio

(the “Fund”)

Supplement dated February 8, 2023 (the “Supplement”) to the Fund’s

Summary Prospectus and Prospectus, each dated July 29, 2022, as supplemented to date

The following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus entitled “Key Facts About BATS: Series C Portfolio — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BATS: Series C Portfolio — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Stephan Bassas[1]	2018	Managing Director of BlackRock, Inc.
Daniel Chen, CFA	2023	Managing Director of BlackRock, Inc.
Michael Heilbronn	2015	Director of BlackRock, Inc.

[1]	On or about March 31, 2023, Stephan Bassas will no longer serve as a portfolio manager of the Fund.

The section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — BATS: Series C Portfolio — About the Portfolio Management of the BATS: Series C Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE BATS: SERIES C PORTFOLIO
The BATS: Series C Portfolio is managed by a team of financial professionals. Stephan Bassas[1], Daniel Chen, CFA and Michael Heilbronn are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio managers.

[1]	On or about March 31, 2023, Stephan Bassas will no longer serve as a portfolio manager of the Fund.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BATS: Series C Portfolio” is deleted in its entirety and replaced with the following:

BATS: Series C Portfolio

The BATS: Series C Portfolio is managed by a team of financial professionals. Stephan Bassas, Daniel Chen and Michael Heilbronn are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Stephan Bassas[1]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018	Managing Director of BlackRock, Inc. since 2012, and Lead Portfolio Manager for the Fundamental U.S. Investment Grade Credit and Long Duration strategies.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Daniel Chen, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2023	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2007 to 2013.
Michael Heilbronn	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2015	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2006 to 2008.

[1]	On or about March 31, 2023, Stephan Bassas will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.